Non-Life – Gross Claims (Details) - Non-life - Gross Claims [Member] R$ in Thousands	12 Months Ended
Dec. 31, 2021 BRL (R$)
Year claims were notified - Until 2010 [Member] | Ten years after notification [Member]
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	R$ 2,871,659
Year claims were notified - 2012 [Member]
IfrsStatementLineItems [Line Items]
Claims incurred but not reported	16,840
Year claims were notified - 2012 [Member] | Eight years after notification [Member]
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	3,145,858
Year claims were notified - 2013 [Member]
IfrsStatementLineItems [Line Items]
Claims incurred but not reported	13,727
Year claims were notified - 2013 [Member] | Seven years after notification [Member]
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	3,067,073
Year claims were notified - 2014 [Member]
IfrsStatementLineItems [Line Items]
Claims incurred but not reported	29,896
Year claims were notified - 2014 [Member] | Six years after notification [Member]
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	3,701,722
Year claims were notified - 2015 [Member]
IfrsStatementLineItems [Line Items]
Claims incurred but not reported	37,139
Year claims were notified - 2015 [Member] | Five years after notification [Member]
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	4,284,387
Year claims were notified - 2016 [Member]
IfrsStatementLineItems [Line Items]
Claims incurred but not reported	41,075
Year claims were notified - 2016 [Member] | Four years after notification [Member]
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	3,939,208
Year claims were notified - 2017 [Member]
IfrsStatementLineItems [Line Items]
Claims incurred but not reported	34,778
Year claims were notified - 2017 [Member] | Three years after notification [Member]
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	3,740,923
Year claims were notified - 2018 [Member]
IfrsStatementLineItems [Line Items]
Claims incurred but not reported	52,206
Year claims were notified - 2018 [Member] | Two years after notification [Member]
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	3,446,175
Year claims were notified - 2019 [Member]
IfrsStatementLineItems [Line Items]
Claims incurred but not reported	83,725
Year claims were notified - 2019 [Member] | One year after notification [Member]
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	3,371,706
Year claims were notified - 2020 [Member]
IfrsStatementLineItems [Line Items]
Claims incurred but not reported	108,109
Year claims were notified - 2020 [Member] | In the year after notification [Member]
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	3,154,485
Claims Gross Reinsurance Year Claims Were Notified 2021 [Member]
IfrsStatementLineItems [Line Items]
Claims incurred but not reported	907,913
Claims Gross Reinsurance Year Claims Were Notified 2021 [Member] | In the year after notification [Member]
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	3,948,386
Year claims were notified - Total [Member]
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	38,671,582
Payments for premiums and claims, annuities and other policy benefits	(37,319,325)
Claims incurred but not reported	1,352,257
Claims Gross Reinsurance Year Claims Were Notified Until 2011 [Member]
IfrsStatementLineItems [Line Items]
Payments for premiums and claims, annuities and other policy benefits	(2,844,810)
Claims Gross Reinsurance Year Claims Were Notified Until 2012 [Member]
IfrsStatementLineItems [Line Items]
Payments for premiums and claims, annuities and other policy benefits	(3,129,018)
Claims Gross Reinsurance Year Claims Were Notified Until 2013 [Member]
IfrsStatementLineItems [Line Items]
Payments for premiums and claims, annuities and other policy benefits	(3,053,346)
Claims Gross Reinsurance Year Claims Were Notified Until 2014 [Member]
IfrsStatementLineItems [Line Items]
Payments for premiums and claims, annuities and other policy benefits	(3,671,826)
Claims Gross Reinsurance Year Claims Were Notified Until 2015 [Member]
IfrsStatementLineItems [Line Items]
Payments for premiums and claims, annuities and other policy benefits	(4,247,248)
Claims Gross Reinsurance Year Claims Were Notified Until 2016 [Member]
IfrsStatementLineItems [Line Items]
Payments for premiums and claims, annuities and other policy benefits	(3,898,133)
Claims Gross Reinsurance Year Claims Were Notified Until 2017 [Member]
IfrsStatementLineItems [Line Items]
Payments for premiums and claims, annuities and other policy benefits	(3,706,145)
Claims Gross Reinsurance Year Claims Were Notified Until 2018 [Member]
IfrsStatementLineItems [Line Items]
Payments for premiums and claims, annuities and other policy benefits	(3,393,969)
Claims Gross Reinsurance Year Claims Were Notified Until 2019 [Member]
IfrsStatementLineItems [Line Items]
Payments for premiums and claims, annuities and other policy benefits	(3,287,981)
Claims Gross Reinsurance Year Claims Were Notified Until 2020 [Member]
IfrsStatementLineItems [Line Items]
Payments for premiums and claims, annuities and other policy benefits	(3,046,376)
Claims Gross Reinsurance Year Claims Were Notified Until 2021 [Member]
IfrsStatementLineItems [Line Items]
Payments for premiums and claims, annuities and other policy benefits	(3,040,473)
Year claims were notified - 2011 [Member]
IfrsStatementLineItems [Line Items]
Claims incurred but not reported	26,849
LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2011Member | NonLifeClaimsNetOfReinsuranceCededInTheYearAfterNotificationMember
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	2,859,480
LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2011Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsOneYearAfterNotificationMember
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	2,824,610
LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2011Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsTwoYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	2,809,879
LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2011Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsThreeYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	2,812,812
LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2011Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsFourYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	2,811,587
LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2011Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsFiveYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	2,840,368
LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2011Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsSixYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	2,837,693
LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2011Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsSevenYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	2,850,912
LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2011Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsEightYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	2,852,787
LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2011Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsNineYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	2,848,411
LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2011Member | Life Insurance Claims Net Reinsurance Amount Estimated For The Claims Ten Years After Notification [Member]
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	2,871,659
LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2012Member | NonLifeClaimsNetOfReinsuranceCededInTheYearAfterNotificationMember
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	3,348,274
LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2012Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsOneYearAfterNotificationMember
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	3,240,688
LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2012Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsTwoYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	3,233,150
LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2012Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsThreeYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	3,256,062
LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2012Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsFourYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	3,292,376
LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2012Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsFiveYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	3,113,580
LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2012Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsSixYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	3,128,386
LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2012Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsSevenYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	3,133,871
LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2012Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsEightYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	3,137,466
LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2012Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsNineYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	3,145,858
LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2013Member | NonLifeClaimsNetOfReinsuranceCededInTheYearAfterNotificationMember
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	3,224,788
LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2013Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsOneYearAfterNotificationMember
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	3,041,662
LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2013Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsTwoYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	3,009,371
LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2013Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsThreeYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	3,044,232
LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2013Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsFourYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	3,034,096
LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2013Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsFiveYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	3,049,171
LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2013Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsSixYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	3,058,018
LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2013Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsSevenYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	3,064,089
LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2013Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsEightYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	3,067,073
LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2014Member | NonLifeClaimsNetOfReinsuranceCededInTheYearAfterNotificationMember
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	3,914,716
LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2014Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsOneYearAfterNotificationMember
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	3,652,423
LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2014Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsTwoYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	3,666,041
LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2014Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsThreeYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	3,654,223
LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2014Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsFourYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	3,669,148
LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2014Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsFiveYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	3,679,488
LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2014Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsSixYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	3,690,793
LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2014Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsSevenYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	3,701,722
LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2015Member | NonLifeClaimsNetOfReinsuranceCededInTheYearAfterNotificationMember
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	4,398,468
LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2015Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsOneYearAfterNotificationMember
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	4,252,020
LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2015Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsTwoYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	4,230,440
LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2015Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsThreeYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	4,259,240
LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2015Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsFourYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	4,275,645
LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2015Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsFiveYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	4,275,871
LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2015Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsSixYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	4,284,387
LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2016Member | NonLifeClaimsNetOfReinsuranceCededInTheYearAfterNotificationMember
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	4,109,825
LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2016Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsOneYearAfterNotificationMember
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	3,912,436
LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2016Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsTwoYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	3,923,389
LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2016Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsThreeYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	3,932,335
LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2016Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsFourYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	3,923,772
LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2016Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsFiveYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	3,939,208
LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2017Member | NonLifeClaimsNetOfReinsuranceCededInTheYearAfterNotificationMember
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	3,749,457
LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2017Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsOneYearAfterNotificationMember
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	3,740,543
LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2017Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsTwoYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	3,754,077
LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2017Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsThreeYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	3,733,681
LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2017Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsFourYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	3,740,923
LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2018Member | NonLifeClaimsNetOfReinsuranceCededInTheYearAfterNotificationMember
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	3,448,593
LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2018Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsOneYearAfterNotificationMember
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	3,422,386
LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2018Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsTwoYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	3,418,592
LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2018Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsThreeYearsAfterNotificationMember
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	3,446,175
LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2019Member | NonLifeClaimsNetOfReinsuranceCededInTheYearAfterNotificationMember
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	3,300,264
LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2019Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsOneYearAfterNotificationMember
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	3,341,699
LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2019Member | Life Insurance Claims Net Reinsurance Amount Estimated For The Claims Two Year After Notification [Member]
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	3,371,706
LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2020Member | NonLifeClaimsNetOfReinsuranceCededInTheYearAfterNotificationMember
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	3,082,054
LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2020Member | LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsOneYearAfterNotificationMember
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	3,154,485
Life Insurance Claims Net Reinsurance Year Claims Were Notified 2021 [Member] | NonLifeClaimsNetOfReinsuranceCededInTheYearAfterNotificationMember
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	R$ 3,948,386